Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
4.	INVENTORIES

Inventories are stated at the net realizable value, using the first-in first-out method. Cost includes materials, labor and manufacturing overhead related to the purchase and production of inventories. We regularly review inventory quantities on hand, future purchase commitments with our supplies, and the estimated utility of our inventory. If the review indicates a reduction in utility below carrying value, we reduce our inventory to a new cost basis through a charge to cost of goods sold. At March 31, 2019, the increase in inventory is primarily related to WASP system production for the $3.8 million award previously announced and WASP Lite systems which could be delivered rapidly. Inventory consists of the following at March 31, 2019 and December 31, 2018:

	March 31, 2019	December 31, 2018
Raw Materials	$305,883	$136,555
Work in progress	303,106	180,041
Finished Goods	527,949	523,698
Less valuation allowance	(532,368)	(532,369)
Total	$604,570	$307,925

3.	INVENTORIES

Inventories consisted of the following, including $565,406 and $6,366 inventory obsolescence write offs for the years ended December 31, 2018 and 2017, respectively:

	2018	2017
Raw Materials	$136,555	$114,119
Work in progress	180,041	482,770
Finished Goods	523,698	398,912
In Transit	-	5,468
Less valuation allowance	(532,369)	(9,572)
Total	$307,925	$991,697